Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

28. Cash and cash equivalents

	March 31,
	2017	2018
Cash on hand	1,105	2,511
Credit card collection in hand	271,125	209,162
Balances with bank	1,230,028	2,229,498
Cash in transit	30,371	23,902

Total	1,532,629	2,465,073

        Cash at bank earns interest at floating rates based on daily bank deposit rates.

        Credit card collection in hand represents the amount of collection from credit cards swiped by the customers which is outstanding as at the year end and credited to Group's bank accounts subsequent to the year end.

        At March 31, 2018, the Group had available INR 710,450 (March 31, 2017: INR 500,450) of undrawn borrowing facilities.